Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($) $ / shares		Dec. 31, 2020 USD ($) $ / shares		Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive “compensation actually paid” (CAP) and financial performance of the Company for each of the fiscal years presented. In determining CAP to the named executive officers, the Company is required to make various adjustments to the amounts that have been previously reported in the Summary Compensation Tables for the fiscal years presented, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. For more detailed information concerning the Company’s pay-for-performance philosophy and how its executive compensation program is designed to further this concept, please see the CD&A section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO 1 ($) (1)	Compensation Actually Paid to PEO 1 ($) (2)	Summary Compensation Table Total for PEO 2 ($) (3)	Compensation Actually Paid to PEO 2 ($) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (5)	Average Compensation Actually Paid to Non-PEO NEO’s ($) (6)	Value of Initial Fixed $100 Investment Based On:			Net Income (thousands) ($)	Diluted Earnings per Share ($) (9)	Return on Average Equity (%) (9)
							TSR ($) (7)	Computer Services Peer Group TSR ($) (8)	Banks Peer Group TSR ($) (8)
2024	—	—	1,673,109	1,548,560	621,522	598,599	83	161	147	19,168	1.39	8.37
2023	1,954,701	1,807,783	1,517,412	1,477,581	623,075	594,896	88	140	109	30,059	2.18	14.24
2022	2,348,500	2,598,605	—	—	823,621	908,458	87	113	99	34,904	2.53	16.53
2021	2,378,033	2,097,985	—	—	699,339	718,559	73	158	120	28,604	2.00	11.29
2020	3,414,093	1,428,697	—	—	783,715	512,222	69	134	87	25,176	1.73	10.23

(1)   “PEO 1” refers to Mr. Brunngraber, who served as the Company’s CEO for 2020, 2021, 2022, and from January 1, 2023 until stepping down from his position as CEO effective April 18, 2023. The dollar amounts reported are the amounts of total compensation reported for Mr. Brunngraber for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)   The dollar amounts reported represent the amount of CAP to Mr. Brunngraber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brunngraber during the reported year. A reconciliation of Mr. Brunngraber’s total compensation for 2023, 2022, 2021, and 2020, as reported in the Summary Compensation Table to the CAP for those fiscal years is shown in the table below.

(3)   “PEO 2” refers to Mr. Resch, who began serving as the Company’s CEO effective April 18, 2023. The dollar amounts reported are the amounts of total compensation reported for Mr. Resch for 2024 and 2023 in the “Total” column of the Summary Compensation Table.

(4)   The dollar amounts reported represent the amount of CAP to Mr. Resch as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Resch during the reported year. A reconciliation of Mr. Resch’s total compensation for 2024 and 2023, as reported in the Summary Compensation Table, to the CAP is shown in the table below.

(5)   The dollar amounts reported are the average of the amounts of total compensation reported for the named executive officers as a group, excluding Mr. Brunngraber for all years presented and Mr. Resch for 2024 and 2023, for each corresponding year in the “Total” column of the Summary Compensation Table as follows: (i) for 2024 and 2023, this group includes Mr. Normile, Mr. Cavellier, Mr. Schuckman, and Mr. Erdbruegger; (ii) for 2022, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, and Mr. Erdbruegger; (iii) for 2021, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, Mr. Erdbruegger, and P. Stephen Appelbaum; and (iv) for 2020, this group includes Mr. Cavellier, Mr. Erdbruegger, Mr. Appelbaum, Mark Campbell, and Gary Langfitt. Mr. Resch was appointed CEO effective April 2023 upon Mr. Brunngraber’s retirement from CEO. Mr. Normile was appointed as CFO effective March 2021 upon the retirement of Mr. Appelbaum from this position. Mr. Appelbaum continued to receive compensation from the Company as Executive Vice President until his retirement from the Company in August 2021.

(6)   The dollar amounts reported represent the average of the amounts of CAP paid to the named executive officers as a group, excluding Mr. Brunngraber in all years presented and Mr. Resch in 2024 and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average of the actual amounts of compensation earned by or paid to these named executive officers during the reported year.

(7)   The values disclosed in this Total Shareholder Return (TSR) column represent the measurement period value of an investment of $100 in Cass stock as of December 31, 2019 and then valued again on each of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024.

(8)   Given the Company’s unique operating structure with operations in banking, fintech, and business services, the Company has historically elected to compare its cumulative TSR to the cumulative TSR of both the Nasdaq US Benchmark Computer Services TR Index and the NASDAQ Banks Index.

(9)   Diluted Earnings per Share and Return on Average Equity are equally weighted and selected as the most important performance measurements for the current year other than net income which is also presented in the table. The Company uses net income for purposes of evaluating Company performance as it relates to payouts under the profit-sharing bonus program. The Company uses ROE and diluted EPS, weighted equally, in evaluating the achievement of performance goals for purposes of LTIC payouts.

PEO Total Compensation Amount	[1]	$ 1,673,109		$ 1,517,412
PEO Actually Paid Compensation Amount		$ 1,548,560		1,477,581
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO 1 (a)	Add: Change in Value of Stock Awards during Fiscal Year (b)	Deduct: Reported Change in Pension Value (c)	Add: Pension Service Cost (d)	Compensation Actually Paid
2023	1,954,701	(146,918)	—	—	1,807,783
2022	2,348,500	250,105	—	—	2,598,605
2021	2,378,033	(14,683)	(277,533)	12,168	2,097,985
2020	3,414,093	(465,271)	(1,564,221)	44,096	1,428,697

(a)     The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.

(b)     The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 86.7%, 52.9%, 94.4%, and 117.3% in 2023, 2022, 2021, and 2020, respectively, as more fully discussed in the CD&A section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:

Year	Grant Date Fair Value of Equity Awards Granted in Applicable Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions	Total Equity Award Adjustments
2023	(1,081,251)	996,326	(37,893)	39,984	(64,084)	(146,918)
2022	(1,018,750)	1,179,361	260,858	13,527	(184,891)	250,105
2021	(956,249)	922,919	13,512	26,694	(21,559)	(14,683)
2020	(899,973)	648,241	(241,721)	(55,603)	83,785	(465,271)

(c)      Represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table. The change in pension value for Mr. Brunngraber was a decrease of $27,296 and $1,886,111 for 2023 and 2022, respectively.

(d)     Represents the service cost for the SERP and qualified pension plan for Mr. Brunngraber. For 2023 and 2022, there was no service cost for the SERP and qualified pension plan as the benefits were frozen in February 2021.

Year	Reported Summary Compensation Table Total for PEO 2 (a)	Add: Change in Value of Stock Awards during Fiscal Year (b)	Compensation Actually Paid
2024	1,673,109	(124,549)	1,548,560
2023	1,517,412	(39,831)	1,477,581

(a)     The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.

(b)     The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet

Executive Compensation

the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 135.4% and 86.7% in 2024 and 2023, respectively, as more fully discussed in the CD&A section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:

Year	Grant Date Fair Value of Equity Awards Granted in Applicable Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions	Total Equity Award Adjustments
2024	(843,725)	779,336	(117,100)	(7,285)	64,225	(124,549)
2023	(729,978)	727,918	(14,630)	(23,141)	—	(39,831)

Non-PEO NEO Average Total Compensation Amount		$ 621,522	[2]	623,075	[3]	$ 823,621	[3]	$ 699,339	[3]	$ 783,715	[3]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 598,599	[4]	594,896	[2]	908,458	[2]	718,559	[2]	512,222	[2]
Adjustment to Non-PEO NEO Compensation Footnote
Year	Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Add: Change in Value of Stock Awards during Fiscal Year (b)	Deduct: Reported Change in Pension Value (c)	Add: Pension Service Cost (d)	Compensation Actually Paid
2024	621,522	(22,923)	—	—	598,599
2023	623,075	(28,179)	—	—	594,896
2022	823,621	84,837	—	—	908,458
2021	699,339	(3,207)	(9,004)	31,430	718,558
2020	783,715	(105,790)	(215,306)	49,603	512,222

(a)     The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.

(b)     The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 135.4%, 86.7%, 52.9%, 94.4%, and 117.3% in 2024, 2023, 2022, 2021, and 2020, respectively, as more fully discussed in the CD&A section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:

Year	Grant Date Fair Value of Equity Awards Granted in Applicable Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions	Total Equity Award Adjustments
2024	(227,529)	210,165	(40,843)	(5,407)	40,691	(22,923)
2023	(220,226)	202,928	(8,234)	4,393	(7,040)	(28,179)
2022	(284,936)	329,858	59,405	1,539	(21,029)	84,837
2021	(251,398)	245,357	2,169	3,458	(2,793)	(3,207)
2020	(198,945)	143,298	(54,099)	(7,799)	11,755	(105,790)

(c)      For 2020, the amount reported represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table for Mr. Appelbaum, Mr. Campbell, and Mr. Langfitt. For 2021, the amount reported represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table for Mr. Appelbaum. For 2022, 2023 and 2024, there are no changes in pension value included in the reported averages for the remaining non-PEO named executive officers in the reported fiscal years, as the Company’s pension plan and SERP were frozen prior to their dates of hire.

(d)     For 2020, the amount reported represents the service cost for the SERP and qualified pension plan for Mr. Appelbaum, Mr. Campbell, and Mr. Langfitt. For 2021, the amount reported represents the service cost for the SERP and qualified pension plan for Mr. Appelbaum. For 2022, 2023 and 2024, there was no service cost for the SERP and qualified pension plan for the remaining non-PEO named executive officers in the reported fiscal years, as the Company’s pension plan and SERP were frozen prior to their dates of hire.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The Company’s annual profit-sharing bonus program is funded and paid semi-annually based on a target of 22.5% of the Company’s net income after taxes. As such, all cash bonuses paid by the Company are available only when, and to the extent that, the Company is profitable overall. Furthermore, 60% of the Company’s LTIC awards consist of performance-based restricted stock or RSUs that vest three years from the date of grant with the amounts earned, if any, based on the Company’s achievement of EPS and ROE performance targets for the prospective three-year performance period. No performance-based awards are earned if threshold performance targets are not met.

As demonstrated in the graphs below, the CAP to the PEOs and the average amount of CAP to the non-PEO NEOs as a group is generally aligned with the Company’s profitability over the fiscal years presented as measured based on net income, diluted EPS, and ROE. The alignment of compensation is due to the fact that a significant portion of the compensation actually paid to the PEOs and to the non-PEO NEOs is comprised of incentive based compensation in the form of profit-sharing bonuses, which are based on net income growth, and performance-based equity awards, which are earned and vest solely based on the Company’s EPS growth and ROE achievement during a performance period.

Tabular List, Table

Financial Performance Measures and Analysis of CAP

As described in more detail in the CD&A section of this Proxy Statement, the Company’s executive compensation program includes elements of performance-based compensation based on the profitability and growth of the Company. The Compensation Committee and the Board believe that these profitability metrics support the achievement of both short and long-term financial success and align the interests of executives with shareholders.

The most important financial performance measures used by the Company to link executive CAP to the Company’s named executive officers to the Company’s performance are as follows:

•      Net Income (NIAT)

•      Return on Average Equity

•      Diluted Earnings per Share

Total Shareholder Return Amount	[5]	$ 83		88		87		73		69
Peer Group Total Shareholder Return Amount	[4]	161		140		113		158		134
Net Income (Loss)		$ 19,168		$ 30,059		$ 34,904		$ 28,604		$ 25,176
Company Selected Measure Amount				100		100		100		100		100
PEO Name		Mr. Brunngraber
Additional 402(v) Disclosure		The values disclosed in this Total Shareholder Return (TSR) column represent the measurement period value of an investment of $100 in Cass stock as of December 31, 2019 and then valued again on each of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024.
Banks Peer Group Total Shareholder Return Amount	[4]	$ 147		$ 109		$ 99		$ 120		$ 87
Diluted earnings per share | $ / shares	[6]	$ 1.39		$ 2.18		$ 2.53		$ 2		$ 1.73
Return on average equity percentage	[6]	8.37%		14.24%		16.53%		11.29%		10.23%
Measure:: 1
Pay vs Performance Disclosure
Name		Net Income (NIAT)
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Average Equity
Measure:: 3
Pay vs Performance Disclosure
Name		Diluted Earnings per Share
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Change in Value of Stock Awards during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	$ (124,549)		$ (39,831)
Grant Date Fair Value of Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(843,725)		(729,978)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		779,336		727,918
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(117,100)		(14,630)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,285)		(23,141)
Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		64,225
Mr. Brunngraber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]			1,954,701		$ 2,348,500		$ 2,378,033		$ 3,414,093
PEO Actually Paid Compensation Amount	[9]			1,807,783		2,598,605		2,097,985		1,428,697
Mr. Resch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[10]	1,673,109		1,517,412
PEO Actually Paid Compensation Amount	[11]	1,548,560		1,477,581
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[12]			1,954,701		2,348,500		2,378,033		3,414,093
PEO Actually Paid Compensation Amount				1,807,783		2,598,605		2,097,985		1,428,697
PEO [Member] | Change in Value of Stock Awards during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]			(146,918)		250,105		(14,683)		(465,271)
PEO [Member] | Reported Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]							(277,533)		(1,564,221)
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[15]							12,168		44,096
PEO [Member] | Grant Date Fair Value of Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,081,251)		(1,018,750)		(956,249)		(899,973)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				996,326		1,179,361		922,919		648,241
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(37,893)		260,858		13,512		(241,721)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				39,984		13,527		26,694		(55,603)
PEO [Member] | Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(64,084)		(184,891)		(21,559)		83,785
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	[16]	621,522		623,075		823,621		699,339		783,715
Non-PEO NEO Average Compensation Actually Paid Amount		598,599		594,896		908,458		718,558		512,222
Non-PEO NEO [Member] | Reported Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[17]							(9,004)		(215,306)
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[18]							31,430		49,603
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(227,529)		(220,226)		(284,936)		(251,398)		(198,945)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		210,165		202,928		329,858		245,357		143,298
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(40,843)		(8,234)		59,405		2,169		(54,099)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,407)		4,393		1,539		3,458		(7,799)
Non-PEO NEO [Member] | Fair Value of Awards Granted in Prior Years that Vested in the Year that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,691		(7,040)		(21,029)		(2,793)		11,755
Non-PEO NEO [Member] | Change in Value of Stock Awards during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[19]	$ (22,923)		$ (28,179)		$ 84,837		$ (3,207)		$ (105,790)

[1]	The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.
[2]	The dollar amounts reported represent the average of the amounts of CAP paid to the named executive officers as a group, excluding Mr. Brunngraber in all years presented and Mr. Resch in 2024 and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average of the actual amounts of compensation earned by or paid to these named executive officers during the reported year
[3]	The dollar amounts reported are the average of the amounts of total compensation reported for the named executive officers as a group, excluding Mr. Brunngraber for all years presented and Mr. Resch for 2024 and 2023, for each corresponding year in the “Total” column of the Summary Compensation Table as follows: (i) for 2024 and 2023, this group includes Mr. Normile, Mr. Cavellier, Mr. Schuckman, and Mr. Erdbruegger; (ii) for 2022, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, and Mr. Erdbruegger; (iii) for 2021, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, Mr. Erdbruegger, and P. Stephen Appelbaum; and (iv) for 2020, this group includes Mr. Cavellier, Mr. Erdbruegger, Mr. Appelbaum, Mark Campbell, and Gary Langfitt. Mr. Resch was appointed CEO effective April 2023 upon Mr. Brunngraber’s retirement from CEO. Mr. Normile was appointed as CFO effective March 2021 upon the retirement of Mr. Appelbaum from this position. Mr. Appelbaum continued to receive compensation from the Company as Executive Vice President until his retirement from the Company in August 2021.
[4]	Given the Company’s unique operating structure with operations in banking, fintech, and business services, the Company has historically elected to compare its cumulative TSR to the cumulative TSR of both the Nasdaq US Benchmark Computer Services TR Index and the NASDAQ Banks Index.
[5]	The values disclosed in this Total Shareholder Return (TSR) column represent the measurement period value of an investment of $100 in Cass stock as of December 31, 2019 and then valued again on each of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024.
[6]	Diluted Earnings per Share and Return on Average Equity are equally weighted and selected as the most important performance measurements for the current year other than net income which is also presented in the table. The Company uses net income for purposes of evaluating Company performance as it relates to payouts under the profit-sharing bonus program. The Company uses ROE and diluted EPS, weighted equally, in evaluating the achievement of performance goals for purposes of LTIC payouts.
[7]	The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet
[8]	“PEO 1” refers to Mr. Brunngraber, who served as the Company’s CEO for 2020, 2021, 2022, and from January 1, 2023 until stepping down from his position as CEO effective April 18, 2023. The dollar amounts reported are the amounts of total compensation reported for Mr. Brunngraber for each corresponding year in the “Total” column of the Summary Compensation Table.
[9]	The dollar amounts reported represent the amount of CAP to Mr. Brunngraber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brunngraber during the reported year. A reconciliation of Mr. Brunngraber’s total compensation for 2023, 2022, 2021, and 2020, as reported in the Summary Compensation Table to the CAP for those fiscal years is shown in the table below.
[10]	“PEO 2” refers to Mr. Resch, who began serving as the Company’s CEO effective April 18, 2023. The dollar amounts reported are the amounts of total compensation reported for Mr. Resch for 2024 and 2023 in the “Total” column of the Summary Compensation Table.
[11]	The dollar amounts reported represent the amount of CAP to Mr. Resch as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Resch during the reported year. A reconciliation of Mr. Resch’s total compensation for 2024 and 2023, as reported in the Summary Compensation Table, to the CAP is shown in the table below.
[12]	The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.
[13]	The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 86.7%, 52.9%, 94.4%, and 117.3% in 2023, 2022, 2021, and 2020, respectively, as more fully discussed in the CD&A section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:

[14]	Represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table. The change in pension value for Mr. Brunngraber was a decrease of $27,296 and $1,886,111 for 2023 and 2022, respectively.
[15]	Represents the service cost for the SERP and qualified pension plan for Mr. Brunngraber. For 2023 and 2022, there was no service cost for the SERP and qualified pension plan as the benefits were frozen in February 2021.
[16]	The reported Summary Compensation Table total compensation includes dividends paid or accrued on time-based restricted stock awards.
[17]	For 2020, the amount reported represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table for Mr. Appelbaum, Mr. Campbell, and Mr. Langfitt. For 2021, the amount reported represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table for Mr. Appelbaum. For 2022, 2023 and 2024, there are no changes in pension value included in the reported averages for the remaining non-PEO named executive officers in the reported fiscal years, as the Company’s pension plan and SERP were frozen prior to their dates of hire.
[18]	For 2020, the amount reported represents the service cost for the SERP and qualified pension plan for Mr. Appelbaum, Mr. Campbell, and Mr. Langfitt. For 2021, the amount reported represents the service cost for the SERP and qualified pension plan for Mr. Appelbaum. For 2022, 2023 and 2024, there was no service cost for the SERP and qualified pension plan for the remaining non-PEO named executive officers in the reported fiscal years, as the Company’s pension plan and SERP were frozen prior to their dates of hire.
[19]	The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include an amount calculated as follows: (i) deduction of grant date fair value of stock awards are reported in the Summary Compensation Table for the applicable year; (ii) addition of the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (iii) addition of an amount equal to the change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iv) addition of an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested in the applicable year; and (v) deduction of an amount equal to the fair value at the end of the prior fiscal year of any equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 135.4%, 86.7%, 52.9%, 94.4%, and 117.3% in 2024, 2023, 2022, 2021, and 2020, respectively, as more fully discussed in the CD&A section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows: